NOTE 23. CONTROLLED ENTITIES	12 Months Ended
Dec. 31, 2021
NOTE 23. CONTROLLED ENTITIES

NOTE 23. CONTROLLED ENTITIES

As at December 31, 2021, the entities controlled by the Company are as follows:

Name of Subsidiary	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2021	2020
CIMC Marketing Pty Limited	Australia	Management services & Investment holding	A$1	100% (Direct)	100% (Direct)
Grand Dynasty Limited*	Hong Kong	Investment Holding	HK$ 1	100% (Direct)	-
Grand Dynasty (Zhenjiang) Co., Limited*	P.R.C	Dormant	RMB 1	100% (Indirect)	-
Greifenberg Digital Limited*	Canada	Investment Holding	US$1	40.75% (Direct)	-
Greifenberg Analytics Limited*	Canada	Online analytic financial research services	US$1	40.75% (Indirect)	-
Greifenberg Capital Limited*	Hong Kong	Administrative services	HK$1	40.75% (Indirect)	-
IMTE Limited (Formerly known as Great Gold Investment Limited)	Hong Kong	Treasury and Administrative services	HK$1	100% (Direct)	100% (Direct)
IMTE Asia Limited*	Hong Kong	Administrative services	HK$1	100% (Direct)	-
Itana Holdings Limited*	Canada	Investment Holding	US$1	100% (Direct)	-
Renfrew International Limited*	United State	Investment Holding	US$1	100% (Direct)	-
Lonsdale International Limited*	United State	Investment Holding	US$1	100% (Direct)	-
Smart (Zhenjiang) Intelligent Technology Limited (Formerly known as Smart (Shenzhen) Technology Limited)	P.R.C.	Marketing, manufacturing and distribution	RMB 5,000,000	100% (Indirect)	100% (Indirect)
Smartglass Limited	Hong Kong	Sales of distribution of switchable glass and consultancy services	HK$8	100% (Direct)	100% (Direct)
Sunup Holdings Limited	Hong Kong	Manufacturing of filter plates	US$ 1,290	51% (Direct)	51% (Direct)
Sunup Korea Limited	Hong Kong	Sale of filter plates and air filter products	US$ 0.13	51% (Indirect)	51% (Indirect)
Binario Limited#	British Virgin Island	Investment Holding	A$ 1	-	100% (Direct)
Colour Investment Limited#	Hong Kong	Investment holdings	HK$ 43,043,130	-	100% (Direct)
Cystar International Limited#	Hong Kong	Sales of software and provision of consultancy services	HK$ 1	-	100% (Indirect)
Cystar International (Shenzhen) Limited#	P.R.C.	Dormant	RMB 379,141	-	100% (Indirect)
Digital Media Technology Limited#	Malaysia	Dormant	US$ 100	-	100% (Indirect)
GOXD International Limited#	Hong Kong	Distribution of Digital Picture Frame	HK$ 56,803,913	-	80% (Indirect)

* Established during the year

# Disposed during the year